Condensed Statements of Operations (Unaudited) - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016
Income Statement [Abstract]
Revenues
Operating expenses:
General and administrative	13,876	1,031	39,619	3,539
Professional Fee	22,974	3,000	60,974	9,000
Interest expense and Bank Charges	2,711	2,647	8,792	6,684
Loss before income tax	(39,561)	(6,678)	(109,385)	(19,223)
Income tax expense
Net loss	$ (39,561)	$ (6,678)	$ (109,385)	$ (19,223)
Net loss per share - Basic and diluted	$ (0.0006)	$ (0.0001)	$ (0.0016)	$ (0.0003)
Weighted average common stock outstanding - Basic and diluted	67,199,362	67,199,362	67,199,362	67,199,362